Document and Entity Information	12 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	VIRTUAL INTERACTIVE TECHNOLOGIES CORP.
Entity Central Index Key	0001536089
Document Type	8-K/A
Document Period End Date	Sep. 30, 2019
Amendment Flag	true
Amendment Description	On October 4, 2019, we filed a Current Report on Form 8-K disclosing that we had completed the acquisition of Advanced Interactive Gaming, Inc., a Colorado corporation ("AIG"), pursuant to the terms of the Share Exchange Agreement entered into between the Company and shareholders of AIG. The purpose of this Amendment No. 1 to the Current Report is to file the required historical financial statements of AIG and the pro forma financial information required by Item 9.01 of Form 8-K.
Entity Emerging Growth Company	false